Stockholders' equity (deficit) (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The Company had the following shares of common stock reserved for issuance upon the exercise of equity instruments:

(in thousands)	December 31, 2013	September 30, 2014

		(unaudited)
Stock options outstanding	26,724	27,518
Restricted stock units outstanding	270	3,900
Stock options, restricted stock and RSUs available for future grants	1,306	13,403

	28,300	44,821

Schedule of Share-based Compensation, Stock Options, Activity

A summary of the Company’s stock option activity and related information is as follows:

	Shares available for grant	Options outstanding
(shares in thousands)		Shares	Weighted- average exercise price	Weighted- average grant- date fair value	Total intrinsic value of options exercised (in thousands)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010:	3,268	13,043	$0.66
Additional shares authorized	12,010	—	—
Options granted	(14,100)	14,100	0.93	$1.01
Restricted stock and early exercised options granted subject to repurchase	(1,244)	—	—
RSUs granted	(270)	—	—
Exercised	—	(46)	0.24		$60
Forfeited/Cancelled	736	(736)	0.72

Outstanding at December 31, 2011:	400	26,361	$0.80
Additional shares authorized	2,100	—	—
Granted	(1,418)	1,418	5.10	$5.02
Exercised	—	(2,486)	1.11		$30,605
Forfeited/Cancelled	891	(891)	1.43

Outstanding at December 31, 2012:	1,973	24,402	$1.00			8.33	$310,454
Additional shares authorized	2,000
Granted	(2,906)	2,906	15.14	$8.45
Exercised	—	(345)	2.23		$4,564
Forfeited/Cancelled	239	(239)	6.31

Outstanding at December 31, 2013:	1,306	26,724	$2.47			7.55	$367,395

Additional shares authorized (unaudited)	21,970	—	—
Granted (unaudited)	(5,058)	5,058	19.91	$10.58
RSUs granted (unaudited)	(5,147)	—	—
Exercised (unaudited)	—	(3,932)	0.92		$84,219
Forfeited/Cancelled (unaudited)	332	(332)	11.77

Outstanding at September 30, 2014 (unaudited):	13,403	27,518	$5.79			7.38	$2,419,222

Exercisable at December 31, 2013		20,605	$0.84			7.26	$316,812

Vested and expected to vest at December 31, 2013		25,798	$2.32			7.52	$358,624

Exercisable at September 30, 2014 (unaudited)		19,356	$1.49			6.70	$1,784,809
Vested and expected to vest at September 30, 2014 (unaudited)		26,546	$5.45			7.33	$2,342,529

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable

The following is a further breakdown of the options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
(options in thousands)	Options outstanding	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Options exercisable	Weighted- average exercise price

Range of exercise prices
$ 0.18–0.66	11,451	6.98	$0.62	10,594	$0.62
0.76–0.76	9,757	7.46	0.76	8,706	0.76
1.52–2.96	2,119	8.05	1.91	1,071	1.83
8.30–8.30	574	8.80	8.30	184	8.30
13.72–13.72	891	9.15	13.72	28	13.72
15.40–15.40	611	9.44	15.40	22	15.40
15.59–15.59	472	9.64	15.59	—	—
16.19–16.19	849	9.88	16.19	—	—

$ 0.18–16.19	26,724	7.55	$2.47	20,605	$0.84

The following is a further breakdown of the options outstanding at September 30, 2014 (unaudited):

	Options outstanding			Options exercisable
(options in thousands)	Options outstanding	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Options exercisable	Weighted- average exercise price

Range of exercise prices
$ 0.18–0.66	8,901	6.37	$0.62	8,814	$0.62
0.76–0.76	8,712	6.72	0.76	8,310	0.76
1.52–2.96	1,767	7.31	1.91	1,147	1.87
8.30–8.30	504	8.05	8.30	243	8.30
13.72–13.72	871	8.40	13.72	347	13.72
15.40–15.40	572	8.69	15.40	204	15.40
15.59–15.59	431	8.90	15.59	122	15.59
16.19–16.19	761	9.14	16.19	13	16.19
16.22–16.22	1,125	9.33	16.22	—	—
16.39–16.39	651	9.52	16.39	14	16.39
18.40–18.40	2,800	9.68	18.40	142	18.40
38.84–41.98	192	9.81	40.85	—	—
43.96–65.23	231	9.84	49.40	—	—

$ 0.18–65.23	27,518	7.38	$5.79	19,356	$1.49

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

A summary of the Company’s restricted stock and early-exercised stock options subject to repurchase activity is as follows:

(in thousands except for weighted average grant date fair value)	Shares	Weighted- average grant date fair value	Aggregate intrinsic value

Non-vested shares at December 31, 2010	—	$—	$—
Granted	1,244	1.68
Vested	(600)	0.98

Non-vested shares at December 31, 2011	644	2.44	711
Vested	(212)

Non-vested shares at December 31, 2012	432	2.44	5,274
Granted	430	16.19	6,962
Vested	(375)

Non-vested shares at December 31, 2013	487	11.03	7,628
Vested (unaudited)	(215)

Non-vested shares at September 30, 2014 (unaudited)	272	13.76	25,424

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

The following table summarizes the activities of the Company’s RSUs:

(in thousands except for weighted average grant date fair value)	Shares	Weighted- average grant date fair value

Non-vested shares at December 31, 2013	270	$1.52
Granted (unaudited)	5,147	17.39
Vested (unaudited)	(1,517)	18.41

Non-vested shares at September 30, 2014 (unaudited)	3,900	16.01

Schedule of Share-based Payment Award,, Valuation Assumptions

The Company estimated the fair value of these shares using a Monte Carlo valuation model with the following weighted-average assumptions:

Dividend yield	None
Expected volatility	50.9%
Risk-free interest rate	2.69%
Expected term (years)	10
Grant date fair value of underlying shares	$18.40